Income Taxes (Details) - Schedule of income taxes - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Income Taxes Abstract
Current income tax
Deferred income tax		69,626
Total income tax expense		$ 69,626